AST BALANCED ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 86.3%
Affiliated Mutual Funds
AST AB Global Bond Portfolio*	29,055,037	$348,660,446
AST BlackRock/Loomis Sayles Bond Portfolio*	20,069,400	313,484,022
AST ClearBridge Dividend Growth Portfolio*	19,948,894	415,136,476
AST Emerging Markets Equity Portfolio*	1,941,249	16,442,376
AST Goldman Sachs Global Income Portfolio*	33,938,902	422,878,722
AST Goldman Sachs Small-Cap Value Portfolio*	3,198,461	62,497,931
AST High Yield Portfolio*	3,298,625	36,416,822
AST Hotchkis & Wiley Large-Cap Value Portfolio*	8,847,859	226,593,673
AST International Growth Portfolio*	17,312,255	407,530,486
AST International Value Portfolio*	19,473,500	357,533,454
AST Jennison Large-Cap Growth Portfolio*	6,068,389	336,067,388
AST Large-Cap Core Portfolio*	48,254,707	1,037,958,754
AST Loomis Sayles Large-Cap Growth Portfolio*	4,955,582	383,314,244
AST MFS Growth Portfolio*	8,115,758	327,308,502
AST MFS Large-Cap Value Portfolio*	22,932,225	494,648,103
AST Mid-Cap Growth Portfolio*	2,640,060	35,931,216
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	614,500	16,947,909
AST PIMCO Dynamic Bond Portfolio*	6,853,578	70,317,712
AST Prudential Core Bond Portfolio*	78,888,294	1,101,280,583
AST QMA International Core Equity Portfolio*	27,617,446	320,638,545
AST Small-Cap Growth Opportunities Portfolio*	2,604,576	66,234,356
AST Small-Cap Growth Portfolio*	1,141,318	70,647,601
AST Small-Cap Value Portfolio*	2,281,572	50,377,111
AST T. Rowe Price Large-Cap Growth Portfolio*	6,718,319	386,370,549
AST T. Rowe Price Large-Cap Value Portfolio*	30,387,153	442,133,080
AST Templeton Global Bond Portfolio*	23,137	245,950
AST WEDGE Capital Mid-Cap Value Portfolio*	882,032	16,820,349
AST Wellington Management Global Bond Portfolio*	42,241,454	514,500,906
AST Western Asset Core Plus Bond Portfolio*	47,956,616	704,962,253
AST Western Asset Emerging Markets Debt Portfolio*	3,625,270	44,880,846

Total Long-Term Investments (cost $7,888,956,031)(w)		9,028,760,365

	Shares	Value
Short-Term Investments — 13.7%
Affiliated Mutual Fund — 12.8%
PGIM Core Ultra Short Bond Fund (cost $1,332,514,038)(w)	1,332,514,038	$1,332,514,038

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.9%
U.S. Treasury Bills
0.059%	02/25/21	93,500	93,461,945
(cost $93,477,562)

Total Short-Term Investments (cost $1,425,991,600)				1,425,975,983

TOTAL INVESTMENTS—100.0% (cost $9,314,947,631)				10,454,736,348

Other assets in excess of liabilities(z) — 0.0%				3,992,139

Net Assets — 100.0%				$10,458,728,487

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EAFE	Europe, Australasia, Far East
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
A1

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Futures contracts outstanding at September 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
689	2 Year U.S. Treasury Notes	Dec. 2020	$152,242,086	$59,589
1,679	5 Year U.S. Treasury Notes	Dec. 2020	211,606,469	251,411
498	10 Year U.S. Treasury Notes	Dec. 2020	69,486,563	169,802
672	20 Year U.S. Treasury Bonds	Dec. 2020	118,461,000	(383,213)
1,829	Mini MSCI EAFE Index	Dec. 2020	169,475,140	(3,069,223)
530	Russell 2000 E-Mini Index	Dec. 2020	39,866,600	(731,990)
3,793	S&P 500 E-Mini Index	Dec. 2020	635,706,800	4,122,076
				$418,452
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A2